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                                 UMB SCOUT FUNDS

                         Supplement dated March 1, 2006
                                     to the
                        Prospectus dated October 31, 2005
                                 for the various
                                 UMB Scout Funds

This Supplement updates certain information contained in the UMB Scout Funds Prospectus dated October 31, 2005. You should keep this Supplement with your Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling 1-800-996-2862.

The following information shall be inserted into the Prospectus under "UMB Scout WorldWide Fund" on page 17:

"Mr. Michael Stack is an assistant portfolio manager of the UMB Scout WorldWide Fund. Mr. Stack joined UMB and the Advisor in February of 2006 following previous employment at Overseas Asset Management (Cayman) LTC from 2002-2004, U.S. Trust Company of New York from 1998-2001 and J&T Securities, Inc. from 1996-1997. Mr. Stack is a CFA(R) charterholder. Mr. Stack earned his undergraduate degree from University College Dublin and graduate degree from Columbia Business School."


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                                 UMB SCOUT FUNDS

                         Supplement dated March 1, 2006
                                     to the
           Statement of Additional Information dated October 31, 2005 for the various
                                 UMB Scout Funds

This Supplement updates certain information contained in the UMB Scout Funds Statement of Additional Information dated October 31, 2005. You should keep this Supplement with your Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by calling 1-800-996-2862.

The following information shall be inserted into the Statement of Additional Information and shall supplement the information described under the UMB Scout WorldWide Fund in the section entitled "Investments in the UMB Scout Funds" located on pages 40 and 41:

         NAME OF PORTFOLIO MANAGER          DOLLAR RANGE OF SHARES OWNED AS OF
                                            JANUARY 31, 2006
                Michael Stack                               None

In addition, the following information shall be inserted into the Statement of Additional Information in the section entitled "Other Managed Accounts" located on page 41:

         NAME OF PORTFOLIO MANAGER          NUMBER OF ACCOUNTS MANAGED AND TOTAL
                                            ASSETS BY CATEGORY AS OF
                                            JANUARY 31, 2005

                Michael Stack                               None